UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Maryland Municipal Income Fund Fidelity® Maryland Municipal Income Fund : SMDMX

This semi-annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 28	0.55%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$164,749,067
Number of Holdings	150
Portfolio Turnover	8%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.0
Health Care	17.9
Special Tax	11.9
Transportation	9.8
Water & Sewer	7.7
Housing	5.4
Education	5.2
93.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 25.3
AA - 30.8
A - 17.9
BBB - 12.6
B - 0.9
Not Rated - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915418.101    429-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Income Fund : FSAZX

This semi-annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 28	0.55%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$126,149,747
Number of Holdings	132
Portfolio Turnover	5%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	29.8
Health Care	19.3
Education	16.7
Transportation	8.8
Special Tax	8.0
Electric Utilities	6.8
Water & Sewer	6.3
Others(Individually Less Than 5%)	4.0
99.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.4
AA - 65.8
A - 21.9
BBB - 5.6
BB - 0.4
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915419.101    434-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Maryland Municipal Income Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Maryland Municipal Income Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 93.9%
	Principal Amount (a)	Value ($)
District Of Columbia,Maryland,Virginia - 1.5%
Special Tax - 1.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,062,361
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	392,650
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,455,011
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	825,000	902,614
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2032	640,000	719,365
TOTAL GUAM		1,621,979
Maryland - 90.3%
Education - 5.2%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,048,763
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) Series 2025A, 5% 7/1/2045 (Assured Guaranty Inc Insured)	1,325,000	1,412,242
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	352,033
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	507,118
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	350,000	352,913
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	700,000	705,823
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	575,000	576,574
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,013,648
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	471,684
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	486,997
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	428,868
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	301,224
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	205,000	205,855
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	310,974
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	351,074
TOTAL EDUCATION		8,525,790
General Obligations - 35.4%
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2033	250,000	226,296
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2040	545,000	425,076
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2041	555,000	424,953
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,286,662
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	1,000,000	1,101,726
Baltimore Cnty MD 5% 3/1/2041	1,500,000	1,724,988
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	269,020
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,896,860
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	21,642
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	586,843
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	11,082
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	996,119
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	3,136,682
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,858,763
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,066,751
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	114,144
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2037	180,000	152,921
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2040	285,000	226,344
Calvert Cnty MD Gen. Oblig. Series 2020, 2.125% 7/1/2042	200,000	154,195
Calvert Cnty MD Gen. Oblig. Series 2020, 2.25% 7/1/2045	315,000	223,898
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,106,058
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	2,035,000	2,037,317
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	1,000,000	1,010,842
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,245,776
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2037	630,000	531,792
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2038	645,000	533,842
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2039	655,000	529,897
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2040	670,000	528,329
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2041	475,000	367,903
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2042	485,000	372,871
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2043	495,000	368,998
City of Baltimore MD Gen. Oblig. Series 2020A, 4% 10/15/2033	2,005,000	2,109,876
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,767,948
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,834
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,765,387
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	3,000,000	2,525,896
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,641,083
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,823,664
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,048,718
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	260,702
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	670,647
Howard Cnty MD 5% 8/15/2036	490,000	578,146
Howard Cnty MD 5% 8/15/2037	545,000	637,721
Howard Cnty MD Gen. Oblig. Series 2021 A, 2% 8/15/2034	750,000	679,529
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	619,115
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	545,703
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,152,677
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	790,043
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,071,467
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	514,691
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	889,471
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	304,268
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,242,479
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,292,856
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,149,612
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	308,935
St Marys Cnty MD Gen. Oblig. Series 2021, 2% 5/1/2036	780,000	666,000
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,085,148
Washington Suburban Sanitary Dist MD Series 2020, 2% 12/1/2039	1,000,000	802,936
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	2,000,000	1,736,064
TOTAL GENERAL OBLIGATIONS		58,236,206
Health Care - 17.9%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,650,091
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,110,681
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	726,525
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,241,520
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,265,844
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	696,351
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	874,258
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,080,436
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,223,854
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	731,727
Maryland Health & Higher Educational Facilities Authority (MedStar Health Inc Proj.) Series 2026A, 5.25% 8/15/2051	1,500,000	1,585,984
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,532,957
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	504,624
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	533,216
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	869,634
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,432,247
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	296,263
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	320,000	302,601
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,170,941
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,068,076
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,063,116
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,202,658
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,098,977
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,082,255
Maryland St Hlth & HI Ed Facs (UPMC Proj.) Series 2020 B, 3.5% 4/15/2050	265,000	213,977
TOTAL HEALTH CARE		29,558,813
Housing - 5.4%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	745,456
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,228,485
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	589,837
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	825,000	819,887
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	515,000	516,224
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	245,000	249,919
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	1,000,000	826,974
Maryland Community Development Administration Series 2020 A, 2.6% 3/1/2042	3,490,000	2,904,637
Maryland Community Development Administration Series 2020 D, 2.1% 9/1/2040	600,000	478,327
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	546,116
TOTAL HOUSING		8,905,862
Special Tax - 9.8%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,527,638
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,671,452
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	690,000	664,550
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	1,010,000	981,559
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	2,027,902
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	740,000	748,606
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,722,536
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,655,157
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,725,000	1,205,186
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	971,695
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	929,640
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,981,006
TOTAL SPECIAL TAX		16,086,927
Transportation - 9.3%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (c)	2,465,000	2,624,654
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (c)	1,000,000	1,001,493
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	2,005,000	1,786,218
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	2,000,000	2,056,718
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,939,141
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (c)	500,000	509,958
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (c)	1,000,000	1,007,575
Maryland St Transn Auth 2.5% 7/1/2047	2,000,000	1,427,681
Maryland St Transn Auth 3% 7/1/2037	1,620,000	1,587,783
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (c)	200,000	205,292
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (c)	630,000	658,858
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (c)	585,000	622,724
TOTAL TRANSPORTATION		15,428,095
Water & Sewer - 7.3%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	544,632
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,005,069
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,373,950
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	345,266
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,561,760
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	271,876
TOTAL WATER & SEWER		12,102,553
TOTAL MARYLAND		148,844,246
Puerto Rico - 0.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	505,310	373,566
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	197,607
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	494,222
TOTAL PUERTO RICO		1,065,395
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	275,000	313,242
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	430,000	475,071
TOTAL VIRGIN ISLANDS		788,313
TOTAL MUNICIPAL SECURITIES (Cost $152,148,530)		154,774,944

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $7,727,407)	1.91	7,725,862	7,727,407

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $159,875,937)	162,502,351
NET OTHER ASSETS (LIABILITIES) - 1.4%	2,246,716
NET ASSETS - 100.0%	164,749,067

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	13,845,873	6,118,466	30,953	-	-	7,727,407	7,725,862	0.2%
Total	-	13,845,873	6,118,466	30,953	-	-	7,727,407

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	8,525,790	-	8,525,790	-
General Obligations	59,301,601	-	59,301,601	-
Health Care	29,558,813	-	29,558,813	-
Housing	8,905,862	-	8,905,862	-
Special Tax	19,444,552	-	19,444,552	-
Transportation	16,216,408	-	16,216,408	-
Water & Sewer	12,821,918	-	12,821,918	-

Money Market Funds	7,727,407	7,727,407	-	-
Total Investments in Securities:	162,502,351	7,727,407	154,774,944	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $152,148,530)	$154,774,944
Fidelity Central Funds (cost $7,727,407)	7,727,407

Total Investment in Securities (cost $159,875,937)		$162,502,351
Receivable for fund shares sold		1,031,941
Interest receivable		1,638,348
Distributions receivable from Fidelity Central Funds		13,947
Other receivables		39
Total assets		165,186,626
Liabilities
Payable to custodian bank	$120,928
Payable for fund shares redeemed	123,500
Distributions payable	118,618
Accrued management fee	74,513
Total liabilities		437,559
Net Assets		$164,749,067
Net Assets consist of:
Paid in capital		$166,153,650
Total accumulated earnings (loss)		(1,404,583)
Net Assets		$164,749,067
Net Asset Value, offering price and redemption price per share ($164,749,067 ÷ 14,789,397 shares)		$11.14
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$2,707,548
Income from Fidelity Central Funds		30,953
Total income		2,738,501
Expenses
Management fee	$430,953
Independent trustees' fees and expenses	164
Total expenses before reductions	431,117
Expense reductions	(38)
Total expenses after reductions		431,079
Net Investment income (loss)		2,307,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,010)
Total net realized gain (loss)		(57,010)
Change in net unrealized appreciation (depreciation) on investment securities		7,391,945
Net gain (loss)		7,334,935
Net increase (decrease) in net assets resulting from operations		$9,642,357
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,307,422	$4,486,964
Net realized gain (loss)	(57,010)	(1,116,623)
Change in net unrealized appreciation (depreciation)	7,391,945	(2,353,716)
Net increase (decrease) in net assets resulting from operations	9,642,357	1,016,625
Distributions to shareholders	(1,988,315)	(4,035,295)

Share transactions
Proceeds from sales of shares	18,257,968	18,640,647
Reinvestment of distributions	1,220,843	2,539,677
Cost of shares redeemed	(12,018,632)	(32,711,709)

Net increase (decrease) in net assets resulting from share transactions	7,460,179	(11,531,385)
Total increase (decrease) in net assets	15,114,221	(14,550,055)

Net Assets
Beginning of period	149,634,846	164,184,901
End of period	$164,749,067	$149,634,846

Other Information
Shares
Sold	1,664,761	1,758,206
Issued in reinvestment of distributions	111,284	237,616
Redeemed	(1,098,307)	(3,068,136)
Net increase (decrease)	677,738	(1,072,314)

Financial Highlights
Fidelity® Maryland Municipal Income Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.81	$10.44	$10.53	$11.88	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.161	.310	.293	.254	.233	.239
Net realized and unrealized gain (loss)	.518	(.242)	.348	(.094)	(1.305)	.232
Total from investment operations	.679	.068	.641	.160	(1.072)	.471
Distributions from net investment income	(.139)	(.277)	(.271)	(.250)	(.234)	(.239)
Distributions from net realized gain	-	(.001)	-	-	(.044)	(.042)
Total distributions	(.139)	(.278)	(.271)	(.250)	(.278)	(.281)
Net asset value, end of period	$11.14	$10.60	$10.81	$10.44	$10.53	$11.88
Total Return C,D	6.43%	.64%	6.22%	1.54%	(9.15)%	4.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55 % G	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions, if any	.55% G	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.97% G	2.90%	2.77%	2.42%	2.08%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$164,749	$149,635	$164,185	$166,208	$176,348	$232,515
Portfolio turnover rate H	8 % G	22%	15%	12%	10%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,456,164
Gross unrealized depreciation	(2,623,879)
Net unrealized appreciation (depreciation)	$3,832,285
Tax cost	$158,670,066

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(243,378)
Long-term	(4,914,607)
Total capital loss carryforward	$(5,157,985)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Maryland Municipal Income Fund	5,678,519	6,115,407

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $38.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Maryland Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board also noted that, although total expenses ranked four basis points above the total peer group median, Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.701070.128
SMD-SANN-0426
Fidelity® Arizona Municipal Income Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Arizona Municipal Income Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.7%
	Principal Amount (a)	Value ($)
Arizona - 97.4%
Education - 16.7%
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	542,121
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	423,161
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,114,397
Arizona St Univ Revs Series 2025A, 5% 7/1/2042	375,000	422,791
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2025, 5% 5/15/2037	2,000,000	2,294,444
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,012,471
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,872,672
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,082,611
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,211,695
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,509,615
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,564,090
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	958,678
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,800,000	2,040,688
TOTAL EDUCATION		21,049,434
Electric Utilities - 6.8%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	3,000,000	3,227,992
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	432,118
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	954,755
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2047	295,000	312,877
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	1,500,000	1,594,753
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,705,000	1,818,053
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2049	260,000	277,211
TOTAL ELECTRIC UTILITIES		8,617,759
General Obligations - 29.1%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	558,637
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	555,193
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	476,153
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Inc Insured)	425,000	461,510
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Inc Insured)	700,000	791,399
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Inc Insured)	800,000	919,613
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	1,037,796
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,033,372
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	500,000	592,591
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Inc Insured)	2,050,000	1,756,405
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	180,000	175,877
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	499,984
Marana Uni Sch Dist No 6 5% 7/1/2043 (Assured Guaranty Inc Insured)	500,000	544,648
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,054,142
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	456,977
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,457,296
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,052,978
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	389,476
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	266,156
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	119,845
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,759,499
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,254,016
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	619,840
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	750,000	835,819
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	875,000	966,253
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	340,000	376,455
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	225,000	253,178
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	150,000	171,481
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	225,000	260,588
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	275,000	320,963
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	275,000	323,351
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	625,000	728,230
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	1,000,000	1,048,356
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,241,064
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,256,762
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	369,136
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,123,551
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	408,661
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	363,304
Tolleson AZ Uni High Sch Dist No 214 Series 2025, 5% 7/1/2041	1,400,000	1,580,031
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5.95% 7/1/2042 (Assured Guaranty Inc Insured) (g)	1,000,000	1,125,045
TOTAL GENERAL OBLIGATIONS		36,585,631
Health Care - 19.0%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.16% tender 1/1/2037 (c)(d)	955,000	947,959
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	930,861
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,763,258
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	740,749
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 1.9% 2/1/2048, LOC TD Bank NA VRDN (c)	555,000	555,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 1.9% 2/1/2048, LOC TD Bank NA VRDN (c)	1,200,000	1,200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	206,164
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	365,104
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	913,016
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	165,000	165,741
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	441,146
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	873,208
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	291,623
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	719,402
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	330,017
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,149,587
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,324,813
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,270,908
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	947,723
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	423,022
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,659,892
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	881,536
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,314,833
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	333,584
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,097,769
TOTAL HEALTH CARE		23,846,915
Housing - 1.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	1,000,000	1,000,571
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (c)	1,000,000	1,007,602
TOTAL HOUSING		2,008,173
Industrial Development - 2.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(f)	3,000,000	3,063,609
Special Tax - 7.4%
Bullhead City Ariz Excise Taxes Rev 2.3% 7/1/2041	1,000,000	814,715
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,195,153
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	300,014
Glendale Ariz Sr Excise Tax Rev Series 2025, 5% 7/1/2030	350,000	391,367
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	2,000,000	2,504,098
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (f)	275,000	275,218
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	262,719
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	157,752
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	278,042
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	287,361
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	398,941
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	318,056
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	504,852
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	328,143
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	378,576
TOTAL SPECIAL TAX		9,395,007
Transportation - 8.3%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	399,582
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	200,707
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,069,740
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,071,826
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (f)	2,425,000	2,490,034
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (f)	1,750,000	1,765,337
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (f)	280,000	299,813
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (f)	2,000,000	2,206,116
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (f)	25,000	25,729
TOTAL TRANSPORTATION		10,528,884
Water & Sewer - 6.1%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	501,296
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,420,000	1,676,239
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	91,456
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	495,000	473,136
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	885,000	834,743
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,112,981
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,051,042
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,009,035
TOTAL WATER & SEWER		7,749,928
TOTAL ARIZONA		122,845,340
Guam - 0.8%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	630,000	698,843
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2031	275,000	304,772
TOTAL GUAM		1,003,615
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	435,874	322,233
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	160,222
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	405,373
TOTAL GENERAL OBLIGATIONS		887,828
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	46,683
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	266,219
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	102,959
TOTAL HEALTH CARE		415,861
TOTAL PUERTO RICO		1,303,689
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	215,000	244,899
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	335,000	370,113
TOTAL VIRGIN ISLANDS		615,012
TOTAL MUNICIPAL SECURITIES (Cost $124,941,043)		125,767,656

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $478,017)	1.91	477,922	478,017

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $125,419,060)	126,245,673
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(95,926)
NET ASSETS - 100.0%	126,149,747

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,511,042	10,485,139	11,518,164	20,235	-	-	478,017	477,922	0.0%
Total	1,511,042	10,485,139	11,518,164	20,235	-	-	478,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	21,049,434	-	21,049,434	-
Electric Utilities	8,617,759	-	8,617,759	-
General Obligations	37,473,459	-	37,473,459	-
Health Care	24,262,776	-	24,262,776	-
Housing	2,008,173	-	2,008,173	-
Industrial Development	3,063,609	-	3,063,609	-
Special Tax	10,093,850	-	10,093,850	-
Transportation	11,143,896	-	11,143,896	-
Water & Sewer	8,054,700	-	8,054,700	-

Money Market Funds	478,017	478,017	-	-
Total Investments in Securities:	126,245,673	478,017	125,767,656	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $124,941,043)	$125,767,656
Fidelity Central Funds (cost $478,017)	478,017

Total Investment in Securities (cost $125,419,060)		$126,245,673
Cash		43,375
Receivable for fund shares sold		31,277
Interest receivable		1,118,674
Distributions receivable from Fidelity Central Funds		1,406
Other receivables		11
Total assets		127,440,416
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,123,870
Payable for fund shares redeemed	34,689
Distributions payable	74,761
Accrued management fee	57,349
Total liabilities		1,290,669
Net Assets		$126,149,747
Net Assets consist of:
Paid in capital		$127,577,232
Total accumulated earnings (loss)		(1,427,485)
Net Assets		$126,149,747
Net Asset Value, offering price and redemption price per share ($126,149,747 ÷ 10,732,681 shares)		$11.75
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$2,017,656
Income from Fidelity Central Funds		20,235
Total income		2,037,891
Expenses
Management fee	$336,352
Independent trustees' fees and expenses	128
Miscellaneous	16
Total expenses before reductions	336,496
Expense reductions	(17)
Total expenses after reductions		336,479
Net Investment income (loss)		1,701,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	115,029
Total net realized gain (loss)		115,029
Change in net unrealized appreciation (depreciation) on investment securities		5,100,203
Net gain (loss)		5,215,232
Net increase (decrease) in net assets resulting from operations		$6,916,644
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,701,412	$3,304,841
Net realized gain (loss)	115,029	(497,622)
Change in net unrealized appreciation (depreciation)	5,100,203	(2,934,595)
Net increase (decrease) in net assets resulting from operations	6,916,644	(127,376)
Distributions to shareholders	(1,616,605)	(3,138,969)

Share transactions
Proceeds from sales of shares	13,865,359	17,892,700
Reinvestment of distributions	1,118,557	2,217,553
Cost of shares redeemed	(9,631,763)	(23,704,151)

Net increase (decrease) in net assets resulting from share transactions	5,352,153	(3,593,898)
Total increase (decrease) in net assets	10,652,192	(6,860,243)

Net Assets
Beginning of period	115,497,555	122,357,798
End of period	$126,149,747	$115,497,555

Other Information
Shares
Sold	1,200,337	1,571,682
Issued in reinvestment of distributions	96,402	194,978
Redeemed	(832,692)	(2,081,572)
Net increase (decrease)	464,047	(314,912)

Financial Highlights
Fidelity® Arizona Municipal Income Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$11.56	$11.11	$11.21	$12.63	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.161	.318	.304	.273	.248	.257
Net realized and unrealized gain (loss)	.492	(.326)	.439	(.105)	(1.379)	.148
Total from investment operations	.653	(.008)	.743	.168	(1.131)	.405
Distributions from net investment income	(.153)	(.301)	(.293)	(.268)	(.247)	(.257)
Distributions from net realized gain	-	(.001)	-	-	(.042)	(.048)
Total distributions	(.153)	(.302)	(.293)	(.268)	(.289)	(.305)
Net asset value, end of period	$11.75	$11.25	$11.56	$11.11	$11.21	$12.63
Total Return C,D	5.83%	(.07)%	6.78%	1.52%	(9.07)%	3.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55 % G	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions, if any	.55% G	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.80% G	2.79%	2.69%	2.45%	2.07%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$126,150	$115,498	$122,358	$129,359	$149,862	$190,014
Portfolio turnover rate H	5 % G	22%	7%	15%	10%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Arizona Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Arizona.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,929,095
Gross unrealized depreciation	(2,645,912)
Net unrealized appreciation (depreciation)	$1,283,183
Tax cost	$124,962,490

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(657,107)
Long-term	(2,218,959)
Total capital loss carryforward	$(2,876,066)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	11,203,469	2,687,629
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Arizona Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board also noted that, although total expenses ranked four basis points above the total peer group median, Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.700927.128
AZI-SPZ-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026